Fair Value Measurements (Details Textual) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Swap	Mar. 31, 2010	Dec. 31, 2011 Loan Swap	Dec. 31, 2010	Dec. 31, 2009	Nov. 10, 2011	Dec. 31, 2011 Interest Rate Swap [Member] Rates	Jan. 18, 2011 Interest Rate Swap [Member]	Mar. 31, 2012 Airpark Place Business Center [Member]	Sep. 30, 2011 Airpark Place Business Center [Member]	Dec. 31, 2011 Airpark Place Business Center [Member]	Dec. 31, 2010 Mercedes Center [Member]	Dec. 31, 2011 Old Courthouse Square [Member]
Fair Value Measurements (Textual) [Abstract]
LIBOR fixed interest rate on swap agreement											1.394%
Variable rate debt										$ 200,000,000
Maturity Date										Jul. 18, 2012
Proceeds from sale of real estate assets						26,883,000	11,414,000					5,300,000		5,300,000		10,824,000
Minimum number of daily snapshot used for valuation of interest rate swap agreements										7,500
Impairment of real estate assets		3,400,000					2,386,000						3,100,000	3,600,000	2,400,000
Carrying value of notes receivable				54,661,000		54,661,000	24,750,000
Fair Value Measurements
Impairment charge associated with tenant's lease				400,000
Number of interest rate swap agreements				6		6
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss						8,700,000	6,400,000	2,500,000
Change in contingent consideration related to acquisition of property				50,000	700,000	(1,487,000)	710,000
Secured term loans				30,000,000		30,000,000	110,000,000		50,000,000
Maturity date of interest rate swap						Jul. 18, 2018
Maturity date of unsecured revolving credit facility						Jan. 14, 2013
Fair value of notes receivable							30,400,000
Repayments of Senior Debt						30,400,000
Number of Secured Loan						2
Repayments of Secured Debt	10,000,000		10,000,000			70,000,000
Principal Payment of Remaining Secured Term Loan						$ 10,000,000